AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 15, 2000

                                                     FILE NOS.  033-35412
                                                                 811-6116

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 23 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                   ACT OF 1940

                               AMENDMENT NO. 25/X/

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II

                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY

                               (Name of Depositor)

                        NORTHBROOK LIFE INSURANCE COMPANY

                                3100 SANDERS ROAD

                           NORTHBROOK, ILLINOIS 60062

                                  847/402-2400

          (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA

                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

                        NORTHBROOK LIFE INSURANCE COMPANY

                                3100 SANDERS ROAD

                           NORTHBROOK, ILLINOIS 60062

                                  847/402-2400

       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

       BRUCE A. TEICHNER, ESQ.                      DANIEL J. FITZPATRICK, ESQ.
       ALLSTATE LIFE INSURANCE COMPANY              DEAN WITTER REYNOLDS INC.
       3100 SANDERS ROAD, SUITE J5B                 TWO WORLD TRADE CENTER
       NORTHBROOK, ILLINOIS  60062                  NEW YORK, NEW YORK 10048



Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

/ / immediately  upon filing pursuant to paragraph (b) of Rule 485
/ / on (date) pursuant  to  paragraph  (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /X/ on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Northbrook Variable Annuity Account II under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding an optional rider ("Rider") to the Morgan Stanley Dean Witter Variable Annuity II contract (the "Contract") described in the currently effective prospectus and SAI for that Contract, each dated May 2, 1999, included in the Registration Statement. The Rider provides a reduced mortality and expense risk charge, a waiver of the contract maintenance charge under certain circumstances, an enhancement to the contract continuation option of a surviving spouse, and a new three year withdrawal charge schedule for existing and new purchase payments (with certain exceptions) withdrawn after the Rider is issued. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                        Northbrook Life Insurance Company

                     Northbrook Variable Annuity Account II

                    Supplement, dated _________, 2000, to the

            Morgan Stanley Dean Witter Variable Annuity II Prospectus

                                dated May 2, 1999

This supplement describes an optional rider ("Rider") now available to eligible holders of Morgan Stanley Dean Witter Variable Annuity II contracts ("Contracts") offered by Northbrook Life Insurance Company. The Rider provides the following additional benefits under the Contracts:

o    a reduced mortality and expense risk charge;

o a permanent waiver of the contract maintenance charge for Contracts with Contract Value of $40,000 or more; and

o a "step up" of Contract Value to the amount of the death benefit if a surviving spouse elects to continue the Contract.

At the same time the Rider applies a new three year withdrawal charge schedule ("new schedule") to existing and new purchase payments (with certain exceptions) withdrawn after the date we issue the Rider ("Rider Date"). The withdrawal charges decline from 3% to 0% over three years. The Rider may not be appropriate for you if you expect to make a withdrawal within the first three years of the Rider Date.

Please keep this supplement for future reference together with your prospectus. All capitalized terms have the same meaning as those included in the prospectus.

Eligibility

You may elect the Rider at any time during the Accumulation Phase if all purchase payments have a 0% early withdrawal charge.

Mortality and Expense Risk Charge

If you elect the Rider, then commencing on the Rider Date, we will reduce the maximum annualized mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, and 1.42% if you select the Performance Benefit Combination Option or the Death Benefit Combination Option). (The 0.10% administrative expense charge remains unchanged under the Rider.)

Contract Maintenance Charge

If you elect the Rider we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the Rider Date.

Contract Continuation By a Surviving Spouse

If the surviving spouse continues the Contract as described in the fourth paragraph under Death Benefit Payments on page __ of the prospectus, the following provision applies:

    On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

New Withdrawal Charge

If you elect the Rider we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:

---------------------------------------- ------------------------------------------ --------------------------------------
Existing Purchase Payments               New Purchase Payments




---------------------------------------- ------------------------------------------ --------------------------------------
---------------------------------------- ------------------------------------------ --------------------------------------

                                         Number of Complete Years Since We          Withdrawal Charge (as a Percentage
                                         Received the New Purchase Payment Being    of New or Existing Purchase Payments
Number of Complete Years Since the       Withdrawn                                  Withdrawn)
Rider Date
---------------------------------------- ------------------------------------------ --------------------------------------
---------------------------------------- ------------------------------------------ --------------------------------------

                   0                                         0                                       3%
                   1                                         1                                       2%
                   2                                         2                                       1%
                   3+                                        3+                                       0%

---------------------------------------- ------------------------------------------ --------------------------------------

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge is 3% of your purchase payments.

Free  Withdrawal  Amount

If you elect the Rider, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Year, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

                                     PART C

                                OTHER INFORMATION

PART C is hereby amended to include the following exhibits:

ITEM 24(B)        EXHIBITS

4(c)              Form of Longevity Reward Rider

10(b)             Consent of Attorneys

99(e)             Power of Attorney for Thomas J. Wilson, II


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northbrook Variable Annuity Account II, has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 14th day of February, 2000.

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II

                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY

                                   (DEPOSITOR)

(SEAL)

                            By: /s/MICHAEL J. VELOTTA
                               -----------------------
                              Michael J. Velotta
                              Vice President, Secretary and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Northbrook
Life Insurance Company on the 14th day of February, 2000.

**/THOMAS J. WILSON, II                     Director, President and
Thomas J. Wilson, II                        Chief Operating Officer
                                            (Principal Executive Officer)

/s/MICHAEL J. VELOTTA                       Director, Vice President,
Michael J. Velotta                          Secretary, and General Counsel

*/JOHN R. HUNTER                            Director and Vice President
John R. Hunter

*/KEVIN R. SLAWIN                           Director and Vice President
Kevin R. Slawin                             (Principal Financial Officer)

*/CASEY J. SYLLA                            Director and Chief Investment Officer
Casey J. Sylla

*/SAMUEL H. PILCH                           Controller
Samuel H. Pilch                             (Principal Accounting Officer)

*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed.
**/ By Michael J. Velotta, pursuant to Powers of Attorney filed herewith.


                                  EXHIBIT INDEX

Exhibit               Description

4(c)                  Form of Longevity Reward Rider

10(b)                 Consent of Attorneys

99(e)                 Power of Attorney